Transamerica American Funds Managed Risk VP
TRANSAMERICA AMERICAN FUNDS MANAGED RISK VP
Investment Objective:
Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold Service Class of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Transamerica American Funds Managed Risk VP Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Transamerica American Funds Managed Risk VP Service Class
Management fees		0.50%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.04%
Acquired Fund fees and Expenses	[1]	0.28%
Total annual fund operating expenses		1.07%
[1]	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years
Transamerica American Funds Managed Risk VP Service Class	109	340

Portfolio Turnover:
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.

Portfolio turnover rate is not included at this time because the portfolio did not commence operations until after the most recent fiscal year-end.
Principal Investment Strategies:
The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the“sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the American Funds Insurance Series Asset Allocation FundSM (the “Underlying Portfolio”). The portfolio employs a risk management strategy in an effort to manage return volatility.

The investment objective of the Underlying Portfolio is to seek to provide investors with high total return (including income and capital gains) consistent with preservation of capital over the long term. In seeking to pursue its investment objective, the Underlying Portfolio varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Underlying Portfolio’s investment adviser, Capital Research and Management CompanySM, expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2014, the Underlying Portfolio was approximately 67.5% invested in equity securities, 25% invested in debt securities and 7.5% invested in money market instruments. The proportion of equities, debt and money market securities held by the Underlying Portfolio varies with market conditions and its investment adviser’s assessment of their relative attractiveness as investment opportunities. The primary benchmark of the Underlying Portfolio is the S&P 500® Index.

The Underlying Portfolio invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Underlying Portfolio focuses on investments in medium to larger capitalization companies, the Underlying Portfolio’s investments are not limited to a particular capitalization size. The Underlying Portfolio may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Underlying Portfolio may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Portfolio’s investment adviser or unrated but determined to be of equivalent quality by the Underlying Portfolio’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The Underlying Portfolio’s investment adviser uses a system of multiple portfolio managers in managing the Underlying Portfolio’s assets. Under this approach, the portfolio of the Underlying Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Underlying Portfolio relies on the professional judgment of its investment adviser to make decisions about the Underlying Portfolio’s portfolio investments. The basic investment philosophy of the Underlying Portfolio’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Underlying Portfolio’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Underlying Portfolio’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. The sub-adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub-adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.

The sub-adviser adjusts derivatives positions to manage overall net portfolio risk exposure. The sub-adviser may, during periods of rising security prices, implement strategies in an attempt to preserve gains on the portfolio’s positions. The sub-adviser may, during periods of falling security prices, implement additional strategies in an effort to reduce losses in adverse market conditions. In these situations, the sub-adviser’s activity could significantly reduce the portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy may be used to decrease the amount of derivative instruments used to hedge the portfolio. The sub-adviser also adjusts derivative instruments to realign individual positions when the portfolio's asset allocation profile is rebalanced. The target volatility level will be set from time to time by the investment adviser and sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and sub-adviser.

Depending on market conditions, scenarios may occur where the portfolio has no positions in any derivative instruments.

The portfolio is non-diversified.
Principal Risks:
Risk is inherent in all investing. Many factors affect the portfolio's performance. There is no assurance the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The portfolio, through its investments in the Underlying Portfolio, is subject to the risks of the Underlying Portfolio. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio (either directly or through its investments in the Underlying Portfolio). You may lose money if you invest in this portfolio.
  Asset Allocation – The adviser of the Underlying Portfolio allocates the Underlying Portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the Underlying Portfolio’s return and/or avoiding investment losses, and may cause the Underlying Portfolio to underperform.
  CFTC Regulation – The Investment Adviser has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment adviser to the portfolio. The Investment Adviser is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.
  Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.
  Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
  Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
  Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging instrument.
  Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
  Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.
  Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.
  Hedging – The portfolio may buy and sell futures contracts, put and call options, and forward contracts as a hedge. Some hedging strategies could hedge the portfolio’s portfolio against price fluctuations. Other hedging strategies would tend to increase the portfolio’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the portfolio’s foreign investments. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
  High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the Underlying Portfolio's adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
  Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio's assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
  Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
  Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or Underlying Portfolio level. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
  Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.
  Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
  Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
  New Portfolio – The portfolio is newly formed. Investors in the portfolio bear the risk that the sub-adviser may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, or that the portfolio may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
  Non-Diversification – The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the portfolio invests its assets in a smaller number of issuers, the portfolio will be more susceptible to negative events affecting those issuers than a diversified fund.
  Portfolio Selection – The value of your investment may decrease if the Underlying Portfolio adviser's judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
  Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
  Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
  Underlying Portfolio – Because the portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
  Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

Performance:
No performance is shown for the portfolio. Performance information will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at http://www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.